UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 160.1%
Long-Term Municipal Bonds - 160.1%
New York - 136.3%
Albany NY IDA
(St. Peter’s Hosp)
Series A
5.75%, 11/15/22	$205	$227,815
Dutchess Cnty NY IDA
(Bard College)
5.00%, 8/01/19	380	417,628
East Rochester NY HSG Auth
(St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	450	510,417
Erie Cnty NY Fiscal Stability Auth
(Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/25	4,000	4,913,400
Erie Cnty NY IDA
AGM Series 03
5.75%, 5/01/23 (Pre-refunded/ETM)	1,250	1,267,100
Hempstead NY IDA
Series 02
5.50%, 6/01/32 (Pre-refunded/ETM)	1,320	1,342,902
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19	650	737,373
Madison Cnty NY IDA
(Oneida Health Sys)
RADIAN Series 01
5.35%, 2/01/31	1,500	1,468,500
Metropolitan Trnsp Auth NY
5.00%, 11/15/23	2,500	3,029,700
Series 02A
5.125%, 11/15/31	5,500	5,671,655
Series 2005B
5.00%, 11/15/31	1,100	1,187,901
New York NY GO
Series 04G
5.00%, 12/01/23	780	863,078
Series 04I
5.00%, 8/01/21	1,000	1,097,260
Series 2008G
5.00%, 8/01/22	2,000	2,323,160
Series 2012A
5.00%, 8/01/24	1,000	1,225,290
Series C
5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,083,970
New York NY HDC MFHR
(New York NY HDC)
Series 02A
5.50%, 11/01/34	1,250	1,257,650
New York NY IDA
(Terminal One Group Assn)
Series 05
5.50%, 1/01/24	200	212,466
New York NY Mun Wtr Fin Auth
Series 02A

	Principal Amount (000)	U.S. $ Value
5.125%, 6/15/34	$5,000	$5,070,200
Series 03A
5.00%, 6/15/27	2,000	2,110,820
New York NY Trnsl Fin Auth
5.00%, 5/01/27	3,000	3,504,870
Series 2011D
5.00%, 2/01/25	1,500	1,828,740
New York NY Trst for Cult Res
(Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	5,000	5,047,400
New York St Dormitory Auth
(Cabrini Westchester)
5.10%, 2/15/26	485	556,625
New York St Dormitory Auth
(Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	5,000	5,413,300
New York St Dormitory Auth
(Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	1,255	1,375,769
New York St Dormitory Auth
(New York St Lease Mental Hlth)
NPFGC
5.25%, 8/15/31	1,990	1,994,378
New York St Dormitory Auth
(New York St Pers Income Tax)
5.00%, 3/15/26 (a)	3,000	3,495,000
New York St Dormitory Auth
(New York Univ)
Series 2008A
5.00%, 7/01/29	780	871,798
New York St Dormitory Auth
(North Shore - LIJ Hospital)
5.00%, 5/01/22	345	384,261
New York St Dormitory Auth
(NYU Hosp Center)
Series 07A
5.00%, 7/01/22	300	323,688
Series B
5.25%, 7/01/24	170	182,464
New York St Envrn Fac Corp.
(New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	3,000	3,553,245
New York St HFA MFHR
(Patchogue Apts)
Series 02A
5.35%, 2/15/29	2,090	2,090,836
New York St Mortgage Agy SFMR
(New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	8,315	8,319,656
New York St Pers Income Tax
Series 2010A
5.00%, 3/15/27	1,000	1,199,550
New York St Pwr Auth
NPFGC Series C

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/19	$1,320	$1,570,153
New York St Thruway Auth
(New York St Thruway Auth Ded Tax)
Series 2011A
5.00%, 4/01/25	4,000	4,857,920
New York St UDC
Series 02A
5.25%, 3/15/32 (Pre-refunded/ETM)	5,000	5,029,750
Niagara Cnty NY IDA
(Niagara Univ)
RADIAN Series 01A
5.40%, 11/01/31	1,435	1,444,973
Onondaga Cnty NY IDA
(Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	995	896,256
Seneca Cnty NY IDA
(New York Chiropractic College)
5.00%, 10/01/27	185	192,472
Suffolk Cnty NY IDA
(New York Institute of Technology)
5.00%, 3/01/26	200	204,742
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,249,440
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/27	2,200	2,690,952
Ulster Cnty NY IDA
(Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	300	207,732
Yonkers NY IDA
(Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	1,200	1,204,344

		98,708,599

California - 1.4%
California GO
Series 04
5.00%, 2/01/33	1,000	1,039,740

Colorado - 0.6%
Northwest Met Dist #3 CO
6.125%, 12/01/25	500	446,920

Florida - 1.4%
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,040	988,156

Illinois - 0.5%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	326,295

Ohio - 0.3%
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A

	Principal Amount (000)	U.S. $ Value
7.125%, 8/01/25 (b) (c)	$300	$247,086

Puerto Rico - 19.6%
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Pre-refunded/ETM)	3,050	3,143,727
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	570,720
Series 04A
5.25%, 7/01/19	510	537,336
Puerto Rico HFC SFMR
(Puerto Rico HFC)
Series 01C
5.30%, 12/01/28	1,470	1,470,764
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	3,250	3,317,698
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
Series N
5.50%, 7/01/22	585	629,062
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	35	45,697
5.50%, 8/01/28	3,965	4,494,962

		14,209,966

Total Long-Term Municipal Bonds (cost $109,621,522)		115,966,762

	Shares
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (d) (cost $1,444,083)	1,444,083	1,444,083

Total Investments - 162.1% (cost $111,065,605) (e)		117,410,845
Other assets less liabilities - (5.8)%		(4,168,828)
Preferred Shares at liquidation value - (56.3)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$72,442,017

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$1,200	7/30/26	4.090%	SIFMA	*	$(347,806)
Merrill Lynch Capital Services, Inc.	1,300	8/09/26	4.063%	SIFMA	*	(382,910)
Merrill Lynch Capital Services, Inc.	2,000	11/15/26	4.378%	SIFMA	*	(681,363)

						$(1,412,079)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Fair valued.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,826,046 and gross unrealized depreciation of investments was $(480,806), resulting in net unrealized appreciation of $6,345,240.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2012, the Fund held 38.0% of net assets in insured bonds (of this amount 16.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Alliance New York Municipal Income Fund

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$113,750,573		$2,216,189		$115,966,762
Short-Term Investments		1,444,083		– 0	–	– 0	–	1,444,083

Total Investments in Securities		1,444,083		113,750,573		2,216,189		117,410,845
Other Financial Instruments* :
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(1,412,079)		(1,412,079)

Total		$1,444,083		$113,750,573		$804,110		$115,998,766

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$2,264,482		$ (1,167,683)		$1,096,799
Accrued discounts/(premiums)	(1,027)		– 0	–	(1,027)
Realized gain (loss)	– 0	–	(77,360)		(77,360)
Change in unrealized appreciation/depreciation	(47,266)		(244,396)		(291,662)
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	– 0	–
Settlements	– 0	–	77,360		77,360
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$2,216,189		$(1,412,079)		$804,110

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$(47,266)		$(275,874)		$(323,140)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012